Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Available-for-sale Securities | Corporate Securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year		$ 1,042	$ 1,047
Net income (loss)		17
Other comprehensive income (loss)		(42)	(5)
Sales and settlements		(1,017)
Balance, end of year			1,042
Derivative Assets
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Net income (loss)		1,036	7,774
Sales and settlements		(1,036)	(7,774)
Derivative Liabilities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Net income (loss)		(1,063)	(7,189)
Sales and settlements		1,063	7,189
Reserve
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Balance, beginning of year	[1]	(399,260)	(265,884)
Net income (loss)	[1]	(22,738)	(8,708)
Purchases and issuances	[1]	(222,727)	(140,054)
Sales and settlements	[1]	20,568	15,386
Balance, end of year	[1]	(624,157)	(399,260)
Gains (losses) included in net income related to financial instruments still held at the end of the year	[1]	$ (22,738)	$ (8,708)

[1]	The Company classifies realized and unrealized gains (losses) on Reserves at fair value as unrealized gains (losses) for purposes of disclosure in this table because the Company monitors Reserves at fair value as a whole unit and does not track realized gains (losses) on a contract-by-contract basis.